Goodwill And Other Intangible Assets, Net (Schedule Of Aggregate Goodwill And Other Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 564,163	$ 501,665
Accumulated amortization	416,541	368,744
Amortized cost	147,622	132,921
Technology
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	234,805	198,240
Accumulated amortization	$ 150,516	131,384
Expected useful lives, years	12 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 170,692	160,331
Accumulated amortization	$ 151,421	137,026
Expected useful lives, years	12 years
Trademarks And Other
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 158,666	143,094
Accumulated amortization	$ 114,604	$ 100,334
Expected useful lives, years	11 years